GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

8.             GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 were as follows:

	2011	2012

Gross amount:
Beginning balance	41,229	49,684
Goodwill arising from acquisitions	6,513	1,558
Exchange differences	1,942	130
Ending balance	49,684	51,372
Accumulated goodwill impairment loss:		—
Beginning balance	—	(21,686)
Additional loss on impairment	(21,457)	(29,597)
Exchange differences	(229)	(89)
Ending balance	(21,686)	(51,372)
Goodwill, net	27,998	—

During 2011, the Group’s stock price declined substantially, which combined with loss of key personnel such as the Group’s previous chief executive officer of Agree and key members of his team led the Group to conclude that a triggering event for review of potential goodwill impairment had occurred as of September 30, 2011.  Accordingly, the Group performed an interim goodwill impairment evaluation. The performance of this test is a two-step process.

Step 1 of the impairment test involves comparing the fair values of the applicable reporting units with their aggregate carrying values, including goodwill. If the carrying amount of a reporting unit exceeds the reporting unit’s fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

The Group has two reporting units:

Enterprise application services - This reporting unit provides similar IT services to its customers located in China.  It includes all subsidiaries of the Group except for Bayshore, Yinfeng, Agree Zhuhai, Agree Beijing, Agree Shanghai, Tansun Beijing, Xiamen Rella, Harmonation, Taiwan Camelot, Hwawei, VLife, Weisong, Samoa and CFITS.  The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit

Financial industry IT services - This reporting unit provides similar system development and maintenance services to its customers within the financial industry located in China.  It includes Bayshore, Yinfeng, Agree Zhuhai, Agree Beijing, Agree Shanghai, Tansun Beijing, Xiamen Rella, Harmonation, Taiwan Camelot, Hwawei, VLife, Weisong, Samoa and CFITS.  The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit.

The Group determined the fair value of its reporting units for the Step 1 test using the income approach valuation methodologies. The income approach utilizes the discounted cash flow model to provide an estimation of fair value based on the cash flows that a business expects to generate. These cash flows are based on forecasts developed internally by management which are then discounted at an after tax rate of return required by equity and debt market participants of a business enterprise. This rate of return or cost of capital is weighted based on the capitalization of comparable companies.

Management completed and reviewed the results of the Step 1 analysis and concluded that a Step 2 analysis was required for both the Financial industry IT services and Enterprise application services reporting units. The analysis indicated that goodwill in the Financial industry IT services reporting unit at that date was impaired and thus the Group recorded a non-cash goodwill impairment charge of $21,457 for the third quarter of 2011. The Group performed their annual impairment testing as of December 31, 2011 and noted no impairment.

During 2012, the Group determined the triggering event continued to exist and therefore performed interim goodwill impairment testing as required under U.S. GAAP. Specifically, during the third quarter of 2012, the following are noted:

(1)         The Company continued to experience further declines in its stock price.

(2)         Two of the Group’s significant competitors announced to merge which would result in greater competition of the IT services industry and accordingly could significantly impact Group’s ability to maintain and attract significant customers.  As a result, the Group lowered its expectation of forecasted results by lowering its revenue growth rate and expected gross margin.

(3)         The Group encountered difficulties in integrating diverse corporate cultures from certain  acquired entities which resulted in the Group’s consideration to increase performance based incentives and the potential loss for key management, employees, and associated clients of those entities. As a result, the Group lowered its expectation of forecasted results contributed by its acquired entities.

This interim goodwill impairment testing utilized the same valuation techniques used in the Group’s impairment testing during 2011. During the interim goodwill impairment testing as of September 30, 2012 the management completed and reviewed the results of the Step 1 analysis and concluded that a Step 2 analysis was required for both the Financial industry IT services and Enterprise application services reporting units. The analysis indicated that goodwill had been fully impaired for both reporting units.  Accordingly, the Group recorded an goodwill impairment loss of $7,577 and $22,020 for the Financial industry IT services and Enterprise application services reporting units, respectively.

The valuation analysis requires significant judgments and estimates to be made by management in particular related to the forecast. The assumed growth rates and gross margins as well as period expenses were determined based on internally developed forecasts considering the Group’s future plans. The assumptions used were management’s best estimates based on projected results and market conditions as of the date of testing. With the consideration of the risk and nature of the reporting unit’s cash flows and the rates of return market participants would require to invest their capital in the reporting unit, the discount rate selected was 20% and 21% and terminal value growth rate was 3% and 3% for Enterprise application services and Financial industry IT services, respectively for the impairment testing as of September 30, 2011, and the discount rate selected was 20% and 22% and terminal value growth rate was 3% and 3% for Enterprise application services and Financial industry IT services, respectively for the impairment testing as of September 30, 2012.